Acquisitions And New Ventures (Tables)	12 Months Ended
Dec. 31, 2012
Business Acquisition, Entity Acquired and Reason for Acquisition [Abstract]
Schedule of Recognized Identified Assets Acquired and Liabilities Assumed [Table Text Block]
The following table summarizes the fair values of the assets acquired and liabilities assumed, net of cash acquired of $9.4 million, at the date of the acquisition.

Total
Accounts receivable	$228
Prepaid expenses	589
Inventory	99
Other assets	282
Property and equipment	64,908
Goodwill	32,768
Other intangible assets	43,100
Total assets acquired	141,974
Accounts payable	552
Accrued expenses	5,234
Other liabilities	1
Total liabilities acquired	5,787
Purchase price, net of cash acquired	$136,187

Schedule of Intangible Assets Acquired as Part of Business Combination [Table Text Block]	The fair value of other intangible assets consists of the following (in thousands):

Slot gaming rights	$25,300
Customer relationships	10,300
Tradename	7,500
Total intangible assets	$43,100

Business Acquisition, Pro Forma Information [Table Text Block]
The pro forma results have been prepared for comparative purposes only and do not purport to be indicative of the results of operations that would have occurred had the merger with Riverwalk been consummated at the beginning of 2011.

	Year Ended December 31,
	2012	2011
Net revenues	$777,746	$741,233
Earnings from continuing operations	$63,790	$66,237
Earnings from continuing operations per common share
Basic:
Earnings from continuing operations	$3.71	$3.91
Diluted:
Earnings from continuing operations	$3.65	$3.87
Shares used in computing earnings from continuing operations per common share:
Basic	17,047	16,638
Diluted	17,475	17,125